     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1997


                                                             FILE NO. 2-12663
                                                             FILE NO. 811-719
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549
                                 -------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          Pre-Effective Amendment No.                        / /


                        Post-Effective Amendment No. 86                      /X/


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                                Amendment No. 86                             /X/

                                  -----------

                             THE VALUE LINE SPECIAL
                             SITUATIONS FUND, INC.
              (EXACT NAME OF REGISTRATION AS SPECIFIED IN CHARTER)

                              220 East 42nd Street
                               New York, New York                10017-5891
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)      (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (212) 907-1500

                               David T. Henigson
                                Value Line, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    Copy to:
                              Peter D. Lowenstein
                         Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830
                                 -------------

        It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)


         /X/ on May 1, 1997 pursuant to paragraph (b)


        / / 60 days after filing pursuant to paragraph (a)

        / / on (date) pursuant to paragraph (a) of rule 485

                                 -------------


Pursuant to the provisions of Rule 24f-2(a)(1) under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares of capital stock under the Securities Act of 1933. Registrant filed its Rule 24f-2 Notice for the year ended December 31, 1996 on or about February 21, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                   FORM N-1A

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                            LOCATION
------------------------------------------------------------------------  ---------------------------------------
PART A (PROSPECTUS)
       Item  1.  Cover Page.............................................  Cover Page
       Item  2.  Synopsis...............................................  Omitted
       Item  3.  Condensed Financial Information........................  Summary of Fund Expenses; Financial
                                                                            Highlights
       Item  4.  General Description of Registrant......................  Cover Page; Investment Objective and
                                                                            Policies; Investment Restrictions;
                                                                            Additional Information
       Item  5.  Management of the Fund.................................  Summary of Fund Expenses; Management of
                                                                            the Fund; Additional Information
       Item  6.  Capital Stock and Other Securities.....................  Dividends, Distributions and Taxes;
                                                                            Additional Information
       Item  7.  Purchase of Securities Being Offered...................  How to Buy Shares; Calculation of Net
                                                                            Asset Value; Investor Services
       Item  8.  Redemption or Repurchase of Securities.................  How to Redeem Shares
       Item  9.  Pending Legal Proceedings..............................  Not Applicable
PART B (STATEMENT OF ADDITIONAL INFORMATION)
       Item 10.  Cover Page.............................................  Cover Page
       Item 11.  Table of Contents......................................  Table of Contents
       Item 12.  General Information and History........................  Additional Information (Part A)
       Item 13.  Investment Objectives and Policies.....................  Investment Objectives and Policies;
                                                                            Investment Restrictions
       Item 14.  Management of the Fund.................................  Directors and Officers
       Item 15.  Control Persons and Principal Holders of Securities....  Management of the Fund (Part A);
                                                                            Directors and Officers
       Item 16.  Investment Advisory and Other Services.................  Management of the Fund (Part A); The
                                                                            Adviser
       Item 17.  Brokerage Allocation...................................  Management of the Fund (Part A);
                                                                            Brokerage Arrangements
       Item 18.  Capital Stock and Other Securities.....................  Additional Information (Part A)
       Item 19.  Purchase, Redemption and Pricing of Securities Being
                   Offered..............................................  How to Buy Shares; Suspension of
                                                                            Redemptions; Calculation of Net Asset
                                                                            Value (Part A)
       Item 20.  Tax Status.............................................  Taxes
       Item 21.  Underwriters...........................................  Not Applicable
       Item 22.  Calculation of Performance Data........................  Performance Information (Part A);
                                                                            Performance Data
       Item 23.  Financial Statements...................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

THE
VALUE LINE                              PROSPECTUS
SPECIAL SITUATIONS                      May 1, 1997
FUND, INC.


220 East 42nd Street, New York, New York 10017-5891
1-800-223-0818 or 1-800-243-2729

             The Value Line Special Situations Fund, Inc. (the "Fund") is a no-load investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

             The Fund invests substantially all of its assets in common stocks or securities convertible into common stock. From time to time, a portion of the Fund's assets may be invested in debt securities, short-term indebtedness, bonds or preferred stocks or may be held in cash.

             The Fund's investment adviser is Value Line, Inc. (the
             "Adviser").

             Shares of the Fund are offered at net asset value. There are no sales charges or redemption fees.


    This Prospectus sets forth concise information about the Fund that a prospective investor ought to know before investing. This Prospectus should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained at no charge by writing or telephoning the Fund at the address or telephone numbers listed above.


                                  DISTRIBUTOR
                          Value Line Securities, Inc.
                              220 East 42nd Street
                            New York, NY 10017-5891

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Sales Load on Purchases.....................................................       None
  Sales Load on Reinvested Dividends..........................................       None
  Deferred Sales Load.........................................................       None
  Redemption Fees.............................................................       None
  Exchange Fee................................................................       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees.............................................................       .75%
  12b-1 Fees..................................................................       None
  Other Expenses..............................................................       .33%
  Total Fund Operating Expenses...............................................      1.08%



EXAMPLE                                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                   ------ ------- ------- --------
You  would pay  the following expenses  on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period:.......   $11    $34     $60     $132



    The foregoing is based upon the expenses for the year ended December 31, 1996, and is designed to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Actual expenses in the future may be greater or less than these shown.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


    The following information on selected per share data and ratios, with respect to each of the five years in the period ended December 31, 1996, and the related financial statements have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon appears in the Fund's Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto which appear in the Fund's Annual Report to Shareholders available from the Fund without charge.



                                                                YEAR ENDED DECEMBER 31
                      -----------------------------------------------------------------------------------------------------------
                        1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF
  YEAR..............    $16.24     $16.15     $16.95     $15.69     $16.41     $12.72     $13.49     $11.25     $10.99     $15.07
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
 INCOME (LOSS) FROM
 INVESTMENT
 OPERATIONS:
  Net investment
  income (loss).....       .26        .06       (.07)      (.13)      (.05)       .04        .13        .27        .09        .06
  Net gains or
  losses
  on securities
  (both
  realized and
  unrealized).......       .85       4.58        .23       2.14       (.52)      4.56       (.73)      2.19        .26      (1.46)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Total from
  investment
  operations........      1.11       4.64        .16       2.01       (.57)      4.60       (.60)      2.46        .35      (1.40)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from
  net investment
  income............      (.26)      (.06)        --         --         --#      (.05)      (.17)      (.22)      (.09)      (.12)
  Distributions from
  net
  realized gains....     (3.75)     (4.49)      (.96)      (.75)      (.15)      (.86)        --         --         --      (2.56)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Total
  distributions.....     (4.01)     (4.55)      (.96)      (.75)      (.15)      (.91)      (.17)      (.22)      (.09)     (2.68)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END
  OF YEAR...........    $13.34     $16.24     $16.15     $16.95     $15.69     $16.41     $12.72     $13.49     $11.25     $10.99
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
TOTAL RETURN........     7.24%     28.96%      1.03%     12.99%     -3.45%     36.61%     -4.45%     21.93%      3.17%     -9.09%
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year
  (in thousands)....  $ 89,594   $ 98,408   $ 90,180   $ 91,388   $101,094   $129,044   $103,851   $116,783   $112,399   $123,756
Ratio of operating
  expenses to
  average
  net assets........     1.08%(1)    1.06%     1.10%      1.06%      1.09%      1.04%      1.11%      1.08%      1.16%      1.01%
Ratio of net
  investment
  (loss) income to
  average net
  assets............     1.44%       .32%     (.46)%     (.79)%     (.33)%       .24%       .92%      1.84%       .68%       .26%
Portfolio turnover
  rate..............      146%        10%        37%        39%        43%        37%        33%        66%        59%        41%
Average commissions
  paid per share of
  common stock
  investment
  purchased/sold....  $   .049(2)


-------------

# Dividend paid was less than one cent per share.


(1) Before offset for custody credits.


(2) Disclosure effective for fiscal years beginning on or after 9/1/95.

INVESTMENT OBJECTIVE AND POLICIES

    The primary investment objective of the Fund is long-term growth of capital. No consideration is given to current income in the choice of investments. The Fund will at all times keep not less than 80% of the market value of its assets (other than cash and U.S. government securities) invested in "special situations". This is a fundamental policy of the Fund which along with its investment objective cannot be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objective. There are risks in all investments, including any stock investment, and in all mutual funds that invest in stocks.

BASIC INVESTMENT STRATEGY

    The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of common stocks or securities convertible into common stock. However, a portion of its assets may be held from time to time in cash, debt securities, bonds or preferred stocks when the Adviser deems such a position appropriate in the light of economic or market conditions. The Fund may also purchase restricted securities, write covered call options and enter into repurchase agreements.


    In selecting securities for purchase or sale, the Adviser may rely on the Value Line Timeliness-TM- Ranking System or the Value Line Performance-TM-Ranking System. The Value Line Timeliness Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks. On a scale of 1 (highest) to 5 (lowest), the rankings compare the Adviser's estimate of the probable market performance of each stock during the coming twelve months relative to all 1,700 stocks under review. The rankings are updated weekly to reflect the most recent information.



    The Value Line Performance Ranking System for common stocks was introduced in 1995. It is a variation of the Value Line Small-Capitalization Ranking System, which has been employed in managing pension client assets since 1981, and in managing the Value Line Small-Cap Growth Fund, Inc. since 1993. The
Performance Ranking System evaluates the approximately 1,800 stocks in the Expanded Edition of the Value Line Investment Survey. This stock selection system relies on factors similar to those found in the Value Line Timeliness Ranking System. The Performance Ranks use a scale of 1 (highest) to 5 (lowest) to compare the Adviser's estimate of the probable market performance of each Expanded Edition stock during the coming twelve months relative to all 1,800 stocks under review in the Expanded Edition.



    Neither the Value Line Timeliness Ranking System nor the Value Line Performance Ranking System eliminates market risk, but the Adviser believes that they provide objective standards for determining whether the market is undervaluing or overvaluing a particular security. Reliance upon the rankings whenever feasible, is a fundamental policy of the Fund which may not be changed without shareholder approval. The utilization of these Rankings is no assurance that the Fund will perform more favorably than the market in general over any particular period.


    "SPECIAL SITUATIONS". A "special situation" as that term is used in this Prospectus refers to the security of a company in which an unusual and possibly non-repetitive development is taking place which in the opinion of the Adviser will probably cause the security to attain a higher market value independently, to a degree, of the trend of the securities markets in general. Since every "special situation" to some extent involves a break with past experience, the uncertainties in the appraisal of future value and risk of possible loss are greater than in the case of old, well-established companies carrying on according to long-established patterns. However, for the same reason, the Adviser believes that "special situations" offer greater than average appreciation potential.

    The particular development (actual or prospective) which may qualify a security as a "special situation" may be one of many different types. For example: a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company's business; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; payment on account of arrears; litigation which, if resolved favorably, would improve the value of the company's stock; a new or changed management; or material changes in management policies. The fact, if it exists, that an increase in the company's earnings, dividends or business is expected, or that a given security is considered to be undervalued, is not in itself sufficient to qualify a security as a "special situation". A "special situation" often involves a comparatively small company which is not well known and which has not been closely watched by investors generally, but it may also involve a large company.

MISCELLANEOUS INVESTMENT PRACTICES

    COVERED CALL OPTIONS. The Fund may write covered call options on stocks held in its portfolio ("covered options") in an attempt to earn additional income on its portfolio or to partially offset an expected decline in the price of a security. When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. The Fund will not write call options in an aggregate amount greater than 25% of its net assets.

    The Fund will purchase call options only to close out a position. When an option is written on securities in the Fund's portfolio and it appears that the purchaser of that option is likely to exercise the option and purchase the underlying security, it may be considered appropriate to avoid liquidating the Fund's position, or the Fund may wish to extinguish a call option sold by it so as to be free to sell the underlying security. In such instances the Fund may purchase a call option on the same security with the same exercise price and expiration date which had been previously written. Such a purchase would have the effect of closing out the option which the Fund has written. The Fund realizes a gain if the amount paid to purchase the call option is less than the premium received for writing a similar option and a loss if the amount paid to purchase a call option is greater than the premium received for writing a similar option. Generally, the Fund realizes a short-term capital loss if the amount paid to purchase the call option with respect to a stock is greater than the premium received for writing the option. If the underlying security has substantially risen in value, it may be difficult or expensive to purchase the call option for the closing transaction.

    REPURCHASE AGREEMENTS. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors monitors the creditworthiness of parties with which the Fund enters into repurchase agreements.

RISK FACTORS

    Investors should be aware of the following:

    - There are risks in all investments, including any stock investment, and in all mutual funds. The Fund's net asset value will fluctuate to reflect the investment performance of the securities held by the Fund.

    - The value a shareholder receives upon redemption may be greater or lesser than the value of such shares when acquired.

    - The  use  of  investment  techniques  such  as  investing  in   repurchase
      agreements involves greater risk than does an investment in a fund that does not engage in such activities.

INVESTMENT RESTRICTIONS

    The Fund has adopted a number of investment restrictions which may not be changed without shareholder approval. These are set forth in the Statement of Additional Information and provide, among other things, that the Fund may not

    (a) borrow in excess of 10% of the value of its assets and then only as a temporary measure;

    (b) purchase securities (other than U.S. government securities) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in the securities of any one company or to own more than 10% of the outstanding voting securities of any one company; or

    (c) invest 25% or more of the value of the Fund's assets in securities of issuers in one particular industry.

MANAGEMENT OF THE FUND

    The management and affairs of the Fund are supervised by the Fund's Board of Directors. The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's investment decisions are made by an investment committee of employees of the Adviser. The Fund's Annual Report contains a discussion on the Fund's performance, which will be made available upon request and without charge.


    THE ADVISER. The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. ("AB&Co."). The Adviser was formed as part of a reorganization of AB&Co., a sole proprietorship formed in 1931 which became a New York corporation in 1946. AB&Co. currently owns all of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser, owns a majority of the voting stock of AB&Co. All of the non-voting stock is owned by or for the benefit of members of the Bernhard family and employees and former employees of AB&Co. or the Adviser. The Adviser currently acts as investment adviser to the other Value Line mutual funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion. Value Line Securities, Inc., the Fund's distributor, is a subsidiary of the Adviser. The Adviser manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Adviser is paid an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets during the year. Although this fee is higher than that paid by many other investment companies, it is not unusually high for investment companies with a similar investment objective. For more information about the Fund's management fees and expenses, see the "Summary of Fund Expenses" on page 2.

    BROKERAGE.   The Fund pays  a portion of its  total brokerage commissions to
Value Line Securities, Inc., which clears transactions for the Fund through unaffiliated broker-dealers.

CALCULATION OF NET ASSET VALUE

    The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the close of trading of the first session of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received. The New York Stock Exchange is currently closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market.

HOW TO BUY SHARES


    PURCHASE BY CHECK. To buy shares, send a check made payable to "NFDS-Agent" and a completed and signed application form to Value Line Funds, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141-6729. Third party checks will not be accepted for either initial or subsequent investments. For assistance in completing the application and for information on pre-authorized telephone purchases, call Value Line Securities at 1-800-223-0818 during New York business hours. Upon receipt of the completed and signed purchase application and a check, National Financial Data Services, Inc. ("NFDS"), the Fund's shareholder servicing agent, will buy full and fractional shares (to three decimal places) at the net asset value next computed after the funds are received and will confirm the investment to the investor. Subsequent investments may be made by attaching a check to the confirmation's "next payment" stub, by telephone or by federal funds wire.
Investors may also buy shares through broker-dealers other than Value Line Securities. Such broker-dealers may charge investors a reasonable service fee. Neither Value Line Securities nor the Fund receives any part of such fees when charged (and which can be avoided by investing directly). If an order to purchase shares is cancelled due to nonpayment or because the purchaser's check does not clear, the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities by reason of such cancellation. If the purchaser is a shareholder, Value Line Securities reserves the right to redeem sufficient shares from the shareholder's account to protect the Fund against loss. Minimum orders are $1,000 for an initial purchase and $100 for each subsequent purchase. The Fund may refuse any order for the purchase of shares.

    WIRE PURCHASE--$1,000 MINIMUM. An investor should call 1-800-243-2729 to obtain an account number. After receiving an account number, instruct your commercial bank to wire transfer "federal funds" via the Federal Reserve System as follows:

    State Street Bank and Trust Company, Boston, MA
    ABA # 011000028
    Attn: Mutual Fund Division
    DDA # 99049868
    Value Line Special Situations Fund
    A/C # ________________________
    Shareholder's name and account information
    Tax ID # ________________________

NOTE:   A  COMPLETED AND  SIGNED  APPLICATION  MUST BE  MAILED  IMMEDIATELY  AND
RECEIVED BY NFDS BEFORE IT CAN HONOR ANY WITHDRAWAL OR EXCHANGE TRANSACTIONS.

    After your account has been opened, you may wire additional investments in the same manner.

    For an initial investment made by federal funds wire purchase, the wire must include a valid social security number or tax identification number. Investors purchasing shares in this manner will then have 30 days after purchase to provide the certification and signed account application. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn on only U.S. banks. Until receipt of the above, any distributions from the account will be subject to 31% withholding.

    SUBSEQUENT TELEPHONE PURCHASES--$250 MINIMUM. Upon completion of the telephone purchase authorization section of the account application, shareholders who own Fund shares with a current value of $500 or more may also purchase additional shares in amounts of $250 or more up to twice the value of their shares by calling 1-800-243-2729 between 9:00 a.m. and 4:00 p.m. New York time. Such orders will be priced at the closing net asset value on the day received and payment will be due within three business days. If payment is not received within the required time or a purchaser's check does not clear, the order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities. Shares may not be purchased by telephone for a tax-sheltered retirement plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Fund distributes net investment income and any net realized capital gains to shareholders at least annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise. Because the Fund intends to distribute all of its net investment income and capital gains to shareholders, it is not expected that the Fund will be required to pay any federal income taxes. However, shareholders of the Fund normally will have to pay federal income taxes, and any applicable state or local taxes, on the dividends and capital gains distributions they receive from the Fund (whether or not reinvested in additional Fund shares). Shareholders will be informed annually of the amount and nature of the Fund's income and distributions.

PERFORMANCE INFORMATION

    The Fund may from time to time include information regarding its total return performance in advertisements or in information furnished to existing or prospective shareholders. When information regarding total return is furnished, it will be based upon changes in the Fund's net asset value, and will assume the reinvestment of all capital gains distributions and income dividends. It will take into account nonrecurring charges, if any, which the Fund may incur but will not take into account income taxes due on Fund distributions.

    The table below illustrates the total return performance of the Fund for the periods indicated by showing the value of a hypothetical $1,000 investment made at the beginning of each period. The information contained in the table has been computed by applying the Fund's average annual total return to the hypothetical $1,000 investment. The table assumes reinvestment of all capital gains distributions and income dividends, but does not take into account income taxes due on Fund distributions or dividends.


                                                                                            AVERAGE
                                                                                             ANNUAL
                                                                                          TOTAL RETURN
                                                                                          ------------
For the year ended December 31, 1996.........................................   $ 1,072          7.24 %
For the five years ended December 31, 1996...................................   $ 1,524          8.80 %
For the ten years ended December 31, 1996....................................   $ 2,275          8.57 %


    Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and other industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance, Money Magazine, Financial World, Morningstar, Personal Investors, Forbes, Fortune, Business Week, Wall Street Journal, Investor's Business Daily, Donoghue and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

    Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

HOW TO REDEEM SHARES

    Shares of the Fund may be redeemed at any time at their current net asset value next determined after NFDS receives a request in proper form. ALL REQUESTS FOR REDEMPTION SHOULD BE SENT TO NFDS, P.O. BOX 419729, KANSAS CITY, MO. 64141-6729. The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. A shareholder holding certificates for shares must surrender the certificates properly endorsed with signature guaranteed. A signature guarantee may be executed by any "eligible" guarantor. Eligible guarantors include domestic banks, savings associations, credit unions, member firms of a national securities exchange, and participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. You should verify with the institution that they are an acceptable (eligible) guarantor prior to signing. A guarantee from a Notary Public is not an acceptable source. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case the signature or signatures must correspond to the names in which the account is registered. Additional documentation may be required when shares are registered in the name of a corporation, agent or fiduciary. For further information, you should contact NFDS.

    The Fund does not make a redemption charge, but shares redeemed through brokers or dealers may be subject to a service charge by such firms. A check for the redemption proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed under unusual circumstances such as when normal trading is not taking place on the New York Stock Exchange. In addition, shares purchased by check may not be redeemed for up to 15 days following the purchase date.

    If the Board of Directors determines that it is in the best interests of the Fund, the Fund may redeem, upon prior written notice, at net asset value all shareholder accounts which, due to redemptions, fall below $500 in net asset value. In such event, an investor will have 30 days to increase the shares in his account to the minimum level.

    The Fund will ordinarily pay in cash all redemptions by any shareholder of record. However, the Fund has reserved the right under the Investment Company Act of 1940 to make payment in whole or in part in securities of the Fund, if the Directors determine that such action is in the best interests of the other shareholders. Under such circumstances, the Fund will, nevertheless, pay to each shareholder of record in cash all redemptions by such shareholder, during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.

INVESTOR SERVICES

    VALU-MATIC.-REGISTERED TRADEMARK- The Fund offers a free service to its shareholders, Valu-Matic-Registered Trademark-, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The shareholder authorizes the Fund to debit the shareholders's bank account monthly for the purchase of Fund shares on or about the 3rd or 18th of each month. Further information regarding this service can be obtained from Value Line Securities by calling 1-800-223-0818.

    EXCHANGE OF SHARES. Shares of the Fund may be exchanged for shares of the other Value Line funds in any identically registered account on the basis of the respective net asset values next computed after receipt of the exchange order. No telephone exchanges can be made for less than $1,000. If shares of the Fund are being exchanged for shares of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio and the shares (including shares in accounts under the control of one investment advisor) have a value in excess of $500,000, then, at the discretion of the Adviser, the shares to be purchased will be purchased at the closing price on the third business day following the redemption of the shares being exchanged to allow the Fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption.

    The exchange privilege may be exercised only if the shares to be acquired may be sold in the investor's State. Prospectuses for the other funds may be obtained from Value Line Securities by calling 1-800-223-0818. Each such exchange involves a redemption and a purchase for tax purposes. Broker-dealers are not prohibited from charging a commission for handling the exchange of Fund shares. To avoid paying such a commission, send the request in proper form to NFDS. The Fund reserves the right to terminate the exchange privilege of any account making more than eight exchanges a year. (An exchange out of The Value Line Cash Fund, Inc., or The Value Line Tax Exempt Fund--Money Market Portfolio is not counted for this purpose.) The exchange privilege may be modified or terminated at any time, and any of the Value Line funds may discontinue offering its shares generally or in any particular State without prior notice. To make an exchange, call 1-800-243-2729. Although it has not been a problem in the past, shareholders should be aware that a telephone exchange may be difficult during periods of major economic or market changes.

    SYSTEMATIC CASH WITHDRAWAL PLAN. A shareholder who has invested a minimum of $5,000 in the Fund, or whose shares have attained that value, may request a transfer of his shares to a Value Line Systematic Cash Withdrawal Account which NFDS will maintain in his name on the Fund's books. Under the Systematic Cash Withdrawal Plan ("the Plan") the shareholder will request that NFDS, acting as his agent, redeem monthly or quarterly a sufficient number of shares to provide for payment to him, or someone he designates, of any specified dollar amount (minimum $25). All certificated shares must be placed on deposit under the Plan and dividends and capital gains distributions, if any, are automatically reinvested at net asset value. The Plan will automatically terminate when all shares in the account have been redeemed. The shareholder may at any time terminate the Plan, change the amount of the regular payment, or request liquidation of the balance of his account on written notice to NFDS. The Fund may terminate the Plan at any time on written notice to the shareholder.

    TAX-SHELTERED  RETIREMENT PLANS.   Shares of  the Fund may  be purchased for
various types of retirement plans. For more complete information, contact Value Line Securities at 1-800-223-0818 during New York business hours.

ADDITIONAL INFORMATION

    The Fund is an open-end, diversified management investment company incorporated in Delaware in 1956 and reincorporated in Maryland in 1972. The Fund has 100,000,000 authorized shares of common stock, $1 par value. Each share has one vote with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Directors, and, if the Fund were liquidated, would receive the net assets of the Fund.

    INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the cover page of this Prospectus. Inquiries from shareholders regarding their accounts and account balances should be directed to National Financial Data Services, Inc., servicing agent for State Street Bank and Trust Company, the Fund's transfer agent, 1-800-243-2729. Shareholders should note they may be required to pay a fee for special requests such as historical transcripts of an account. Our Info-Line provides the latest account information 24 hours a day, every day, and is available to shareholders with pushbutton phones. The Info-Line toll-free number is 1-800-243-2739.

    WITHHOLDING. Mutual funds are required to withhold 31% of dividends, distributions of capital gains and redemption proceeds from accounts without a valid social security or tax identification number. You must provide this information when you complete the Fund's application and certify that you are not currently subject to backup withholding. The Fund reserves the right to close by redemption accounts for which the holder fails to provide a valid social security or tax identification number.

    SHAREHOLDER MEETINGS. The Fund does not intend to hold routine annual meetings of shareholders. However, special meetings of shareholders will be held as required by law, for purposes such as changing fundamental policies or approving an advisory agreement.

                         THE VALUE LINE FAMILY OF FUNDS
-------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its net assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992--VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing in a diversified portfolio of investment-grade debt securities with a dollar-weighted average portfolio maturity of between three and ten years.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

------------------------------
*ONLY AVAILABLE  THROUGH  THE PURCHASE  OF  GUARDIAN INVESTOR,  A  TAX  DEFERRED
 VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESTMENT ADVISER
Value Line, Inc.
220 East 42nd Street
New York, NY 10017-5891

DISTRIBUTOR
Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419729
Kansas City, MO 64141-6729

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Peter D. Lowenstein, Esq.
Two Greenwich Plaza, Suite 100
Greenwich, CT 06830

                               TABLE OF CONTENTS


                                                    PAGE
                                                    -----
Summary of Fund Expenses.......................           2
Financial Highlights...........................           3
Investment Objective and Policies..............           4
Risk Factors...................................           6
Investment Restrictions........................           6
Management of the Fund.........................           6
Calculation of Net Asset Value.................           7
How to Buy Shares..............................           7
Dividends, Distributions and Taxes.............           8
Performance Information........................           9
How to Redeem Shares...........................           9
Investor Services..............................          10
Additional Information.........................          11
The Value Line Family of Funds.................          12


-------------------------------------------
                                   PROSPECTUS
------------------


                                  MAY 1, 1997


                                 The Value Line
                                    Special
                                   Situations
                                   Fund, Inc.

                                 (800) 223-0818

                                     [LOGO]

                  THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

              220 East 42nd Street, New York, New York 10017-5891
                        1-800-223-0818 or 1-800-243-2729

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1997
-------------------------------------------------------------------------------

    This Statement of Additional Information is not a prospectus and must be read in conjunction with the Prospectus of The Value Line Special Situations Fund, Inc. (the "Fund") dated May 1, 1997, a copy of which may be obtained without charge by writing or telephoning the Fund.

                                 --------------

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                      ---------
Investment Objective and Policies...................................................       B-1
Investment Restrictions.............................................................       B-2
Directors and Officers..............................................................       B-4
The Adviser.........................................................................       B-6
Brokerage Arrangements..............................................................       B-7
How to Buy Shares...................................................................       B-9
Suspension of Redemptions...........................................................       B-9
Taxes...............................................................................       B-10
Performance Data....................................................................       B-11
Additional Information..............................................................       B-10
Financial Statements................................................................       B-12

                       INVESTMENT OBJECTIVE AND POLICIES
    (SEE ALSO "INVESTMENT OBJECTIVE AND POLICIES" IN THE FUND'S PROSPECTUS)

    The Fund will not concentrate its investments in any particular industry but reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The Fund does not invest for the purposes of management or control of companies whose securities the Fund owns. It is the policy of the Fund to purchase and hold securities which are believed to have potential for long-term capital appreciation. The Fund generally does not attempt to realize short-term trading profits.

    The policies set forth in the Fund's Prospectus and in this Statement of Additional Information and the policies set forth below under "Investment Restrictions" are, unless otherwise indicated, fundamental policies of the Fund and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

MISCELLANEOUS INVESTMENT PRACTICES

    RESTRICTED SECURITIES. On occasion, the Fund may purchase securities which would have to be registered under the Securities Act of 1933 if they were to be publicly distributed. However, it will not do so if the value of such securities and other securities which are not readily marketable (including repurchase agreements maturing in more than seven days) would exceed 10% of the market value of its total assets. It is management's policy to permit the occasional acquisition of such restricted securities only if (except in the case of short-term, non-convertible debt securities) there is an agreement by the issuer to register such securities, ordinarily at the issuer's expense, when requested to do so by the Fund. The acquisition in limited amounts of restricted securities is believed to be helpful toward the attainment of the Fund's investment objective of capital appreciation without unduly restricting its liquidity or freedom in the management of its portfolio. However, because restricted securities may only be sold privately or in an offering registered under the Securities Act of 1933, or pursuant to an exemption from such registration, substantial time may be required to sell such securities, and there is greater than usual risk of price decline prior to sale.

    In addition, the Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers.

    The Adviser, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are liquid or illiquid for purposes of the Fund's limitation on investment in securities which are not readily marketable or are illiquid. Among the factors to be considered are the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market and the nature of the security and the time needed to dispose of it.

    To the extent that the liquid Rule 144A securities that the Fund holds become illiquid, due to lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board of Directors, will monitor the Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

                            INVESTMENT RESTRICTIONS

    The Fund may not:

        (1) Engage in arbitrage transactions, short sales, purchases on margin or participate on a joint or joint and several basis in any trading account in securities.

        (2) Purchase or sell any put or call options or any combination thereof, except that the Fund may write and sell covered call option contracts on securities owned by the Fund. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions").

        (3) Borrow money in excess of 10% of the value of its assets and then only as a temporary measure to meet unusually heavy redemption requests or for other extraordinary or emergency purposes. Securities will not be purchased while borrowings are outstanding. No assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt.

        (4) Engage in the underwriting of securities, except to the extent that the Fund may be deemed an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

        (5) Invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Fund may purchase securities or issuers which engage in real estate operations.

        (6) Invest in commodities or commodity contracts.

        (7) Lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements, provided that repurchase agreements maturing in more than seven days when taken together with other illiquid investments do not exceed 10% of the Fund's assets.

        (8) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        (9) Purchase securities of other investment companies.

        (10) Invest 25% or more of its assets in securities of issuers in any one industry.

        (11) Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. The restriction does not apply to any obligation issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        (12) Purchase or retain the securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund and Value Line, Inc. (the "Adviser"), who each owns more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such securities.

        (13) Invest more than 2% of the value of its total assets in warrants (valued at the lower of cost or market), except that warrants attached to other securities are not subject to these limitations.

        (14) Issue senior securities except evidences of indebtedness permitted by restriction No. 3 above.

        (15) Purchase securities for the purpose of exercising control over another company.

    In addition, management of the Fund has adopted a policy that it will not recommend that the Fund purchase interests in oil, gas or other mineral type development programs or leases, although the Fund may invest in the securities of companies which operate, invest in or sponsor such programs.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

                               DIRECTORS AND OFFICERS

                              POSITION WITH      PRINCIPAL OCCUPATIONS DURING PAST 5
 NAME, ADDRESS AND AGE        FUND                              YEARS
----------------------------  -----------------  ------------------------------------

*Jean Bernhard Buttner        Chairman of the    Chairman, President and Chief Execu-
 Age 62                       Board of           tive Officer of the Adviser and
                              Directors and      Value Line Publishing, Inc. Chairman
                              President          and President of the Value Line
                                                 Funds and the Distributor.
 John W. Chandler             Director           Consultant, Academic Search
 2801 New Mexico Ave., N.W.                      Consultation Service, Inc. since
 Washington, DC 20007                            1992; Consultant, Korn/Ferry
 Age 73                                          International, 1990-1992. Trustee
                                                 Emeritus and Chairman (1993-1994) of
                                                 Duke University; President Emeritus,
                                                 Williams College.
*Leo R. Futia                 Director           Retired Chairman and Chief Executive
 201 Park Avenue South                           Officer of The Guardian Life
 New York, NY 10003                              Insurance Company of America and
 Age 77                                          Director since 1970. Director
                                                 (Trustee) of The Guardian Insurance
                                                 & Annuity Company, Inc., Guardian
                                                 Investor Services Corporation, and
                                                 the Guardian-sponsored mutual funds.
 Charles E. Reed              Director           Retired. Formerly, Senior Vice
 3200 Park Avenue                                President of General Electric Co.;
 Bridgeport, CT 06604                            Director Emeritus of People's Bank,
 Age 83                                          Bridgeport, CT.

                         DIRECTORS AND OFFICERS--(CONTINUED)

                              POSITION WITH      PRINCIPAL OCCUPATIONS DURING PAST 5
 NAME, ADDRESS AND AGE        FUND                              YEARS
----------------------------  -----------------  ------------------------------------
 Paul Craig Roberts           Director           Distinguished Fellow, Cato
 505 South Fairfax Street                        Institute, since 1993; formerly,
 Alexandria, VA 22320                            William E. Simon Professor of
 Age 58                                          Political Economy, Center for
                                                 Strategic and International Studies;
                                                 Director, A. Schulman Inc.
                                                 (plastics) since 1992.

 Nancy-Beth Sheerr            Director           Chairman, Radcliffe College Board of
 1409 Beaumont Drive                             Trustees.
 Gladwyne, PA 19035
 Age 47

 Stephen Grant                Vice President     Portfolio Manager with the Adviser.
 Age 43

 Philip J. Orlando, CFA       Vice President     Chief Investment Officer with the
 Age 38                                          Adviser's Asset Management Division
                                                 since 1995; Senior Vice President,
                                                 First Capital Advisers, Inc.,
                                                 1993-1995; Vice President, Unity
                                                 Management, Inc., 1989-1993.

 David T. Henigson            Vice President,    Director, Vice President and
 Age 39                       Secretary and      Compliance Officer of the Adviser.
                              Treasurer          Director and Vice President of the
                                                 Distributor.

------------------------
* "Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act").
Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.

    Directors and certain officers of the Fund are also directors and officers of other investment companies for which the Adviser acts as investment adviser. The following table sets forth information regarding compensation of Directors by the Fund and by the Fund and the eleven other Value Line Funds of which each of the Directors is a director or trustee for the fiscal year ended December 31, 1996. Directors who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 1996

                                                                                                          TOTAL
                                                                   PENSION OR           ESTIMATED      COMPENSATION
                                                                   RETIREMENT            ANNUAL         FROM FUND
                                                AGGREGATE           BENEFITS            BENEFITS         AND FUND
                                              COMPENSATION       ACCRUED AS PART          UPON           COMPLEX
NAME OF PERSON                                  FROM FUND       OF FUND EXPENSES       RETIREMENT       (12 FUNDS)
-------------------------------------------  ---------------  ---------------------  ---------------  --------------
Jean B. Buttner                                 $     -0-                 N/A                 N/A       $      -0-
John W. Chandler                                    2,991                 N/A                 N/A           35,890
Leo R. Futia                                        2,741                 N/A                 N/A           32,890
Charles E. Reed                                     2,991                 N/A                 N/A           35,890
Paul Craig Roberts                                  2,991                 N/A                 N/A           35,890
Nancy-Beth Sheerr                                     692                 N/A                 N/A            8,305

    As of December 31, 1996, no person owned of record or, to the knowledge of the Fund, owned beneficially, 5% or more of the outstanding stock of the Fund. A subsidiary of the Adviser owned 253,941 shares or 3.8% of the outstanding shares of the Fund. In addition, the officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                                  THE ADVISER
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    The investment advisory agreement between the Fund and the Adviser dated August 10, 1988 provides for an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets during the year. During 1994, 1995 and 1996, the Fund paid or accrued to the Adviser advisory fees of $646,000, $721,000 and $723,000, respectively. In the computation of the advisory fee, the net amount of any tender fees received by Value Line Securities, Inc. from acting as tendering broker with respect to any portfolio securities of the Fund will be subtracted from the advisory fee.

    The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal and accounting fees, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser to the Fund.

    The Adviser acts as investment adviser to 15 other investment companies constituting the Value Line Family of Funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion.

    Certain of the Adviser's clients may have investment objectives similiar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.

    The Fund does not purchase or sell a security based solely on information contained in the Value Line Investment Survey. The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                             BROKERAGE ARRANGEMENTS
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. During 1994, 1995 and 1996, the Fund paid brokerage commissions of $40,291, $32,469 and $98,576, respectively, of which, $17,764 (44%), $21,847
(67%) and $54,715 (56%), respectively, was paid to Value Line Securities, Inc., the Fund's distributor and a subsidiary of the Adviser. Value Line Securities clears transactions for the Fund through unaffiliated broker-dealers.

    The Board of Directors has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to Value Line Securities, or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that the Adviser furnish reports to the Directors with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto. During 1996, $85,736 (87%) of the Fund's brokerage commissions went to brokers or dealers solely for their services in obtaining best prices and executions; the balance, or $12,840 (13%), went to brokers or dealers who provided information or services to the Adviser and, therefore, indirectly to the Fund and to shareholders of the Value Line funds. The information and services furnished to the Adviser include the furnishing of research reports and statistical compilations and computations and the providing of current quotations for securities. These services and information were furnished to the Adviser at no cost to it; no such services or information were furnished directly to the Fund, but certain of these services might have relieved the Fund of expenses which it would otherwise have had to pay. Such information and services are considered by the Adviser, and brokerage commissions are allocated in accordance with its assessment of such information and services, but only in a manner consistent with the placing of purchase and sale orders with brokers and/or dealers, which, in the judgment of the Adviser, are able to execute such orders as expeditiously as possible and at the best obtainable price. The Fund is advised that the receipt of such information and services has not reduced in any determinable amount the overall expenses of the Adviser.

    PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its objective, it may increase portfolio turnover and incur higher brokerage commissions and other expenses than might otherwise be the case. The Fund's portfolio turnover rate for recent fiscal years is shown under "Financial Highlights" in the Fund's Prospectus.

                               HOW TO BUY SHARES
        (SEE ALSO "CALCULATION OF NET ASSET VALUE", "HOW TO BUY SHARES"
               AND "INVESTOR SERVICES" IN THE FUND'S PROSPECTUS)

    Minimum orders are $1,000 for an initial purchase and $100 for each subsequent purchase. The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases, such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated.

    The Fund has entered into a distribution agreement with Value Line Securities pursuant to which Value Line Securities acts as principal underwriter and distributor of the Fund for the sale and distribution of its shares. For its services under the agreement, Value Line Securities receives no compensation. Value Line Securities also serves as distributor to the other Value Line funds.

    AUTOMATIC PURCHASES. The Fund offers a free service to its shareholders, Valu-Matic, through which monthly investments of $25 or more are automatically made into the shareholder's account. The required form to enroll in this program is available upon request from the Distributor.

    RETIREMENT PLANS. Shares of the Fund may be purchased as the investment medium for various tax-sheltered retirement plans. Upon request, the Distributor will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. For more complete information, contact the Distributor at 1-800-223-0818 during New York business hours.

                           SUSPENSION OF REDEMPTIONS

    The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets;
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

                                     TAXES
      (SEE "DIVIDENDS, DISTRIBUTIONS AND TAXES" IN THE FUND'S PROSPECTUS)

    The Fund intends to continue to qualify as a regulated investment company under the United States Internal Revenue Code (the "Code"). The Fund so qualified during the Fund's last fiscal year. By so qualifying, the Fund is not subject to federal income tax on its net investment income or net realized capital gains which are distributed to shareholders (whether or not reinvested in additional Fund shares).

    Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income (whether or not reinvested in additional Fund shares). Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders and regardless of whether the distribution is received in cash or in additional shares of the Fund. It is expected that dividends from domestic corporations will constitute most of the Fund's gross income and that a substantial portion of the dividends paid by the Fund will qualify for the dividends-received deduction for corporate investors. Upon request, the Fund will advise shareholders of the amount of dividends which so qualify.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    A distribution by the Fund will result in a reduction in the Fund's net asset value per share. Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital upon the distribution which nevertheless is taxable to them. All distributions, whether received in cash or reinvested in shares, must be reported by each shareholder on his or her federal income tax return. Under the Code, dividends declared by the Fund in October, November and December of any calendar year, and payable to shareholders of record in such a month, shall be deemed to have been received by the shareholders on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year.

    A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the Fund. The tax consequences of a sale or redemption depend upon several factors, including the shareholder's tax basis in the shares sold or redeemed and the length of time the shares have been held. Basis in the shares may be the actual cost of those shares (net asset value of Fund shares on purchase or reinvestment date), or under special rules, an average cost. Under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the Fund has distributed long-term capital gain dividends on such shares. Moreover, a loss on sale or redemption of Fund shares will be disallowed to the extent the shareholder purchases other shares of the Fund within 30 days before or after the date the shares are sold or redeemed.

    For shareholders who fail to furnish to the Fund their social security or taxpayer identification numbers and certain related information, or who fail to certify that they are not subject to backup withholding, dividends, distributions of capital gains and redemption proceeds paid by the Fund will be subject to a 31% federal income tax withholding requirement. If the withholding provisions are applicable, any dividends or capital gains distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.

    The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents, domestic corporations and partnerships, and certain trusts and estates) and is not intended to be a complete discussion of all federal tax consequences. Shareholders are advised to consult with their tax advisers concerning the application of federal, state and local tax laws to an investment in the Fund.

                                PERFORMANCE DATA

    From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate annual total return information over different periods of time.

    The Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:
                                 T =#ERV/P - 1
                                       n

Where:     P          =          a hypothetical initial purchase order of $1,000
           T          =          average annual total return
           n          =          number of years
           ERV        =          ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

                             ADDITIONAL INFORMATION

EXPERTS

    The financial statements of the Fund and the financial highlights included in the Fund's Annual Report to Shareholders and incorporated by reference in this Statement of Additional Information have been so incorporated by reference in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

CUSTODIAN

    The Fund employs State Street Bank and Trust Company, Boston, MA as custodian for the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                              FINANCIAL STATEMENTS

    The Fund's financial statements for the year ended December 31, 1996, including the financial highlights for each of the five fiscal years in the period ended December 31, 1996, appearing in the 1996 Annual Report to Shareholders and the report thereon of Price Waterhouse LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information.

    The Fund's 1996 Annual Report to Shareholders is enclosed with this Statement of Additional Information.

                      This page intentionally left blank.

                  THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
    a.  Financial Statements
        Included in Part A of this Registration Statement

          Financial Highlights for each of the 10 years in the period ended December 31, 1996


        Incorporated by reference in Part B of this Registration Statement:*

          Schedule of Investments at December 31, 1996


          Statement of Assets and Liabilities at December 31, 1996


          Statement of Operations for the year ended December 31, 1996


          Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995

          Notes to Financial Statements

          Financial Highlights for each of the five years in the period ended December 31, 1996

          Report of Independent Accountants

        Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.
    -------------

    * Incorporated by reference from the Annual Report to Shareholders for the year ended December 31, 1996.


    b. Exhibits

       16.  Calculation of Performance Data--Exhibit 1

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As   of  December  31,  1996,  there  were  12,288  record  holders  of  the
Registrant's Capital Stock ($1.00 par value).


ITEM 27.  INDEMNIFICATION.

    Incorporated by reference from Post-Effective Amendment No. 77 (filed with the Commission March 3, 1988).

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individual trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 29.


            NAME                  POSITION WITH THE ADVISER                       OTHER EMPLOYMENT
----------------------------  ----------------------------------  ------------------------------------------------
Jean Bernhard Buttner         Chairman of the Board, President,   Chairman  of  the  Board  and  Chief   Executive
                              and Chief Executive Officer         Officer of Arnold Bernhard & Co., Inc.; Chairman
                                                                  of the Value Line Funds and the Distributor
Samuel Eisenstadt             Senior Vice President and Director  ------------------------------------------------

David T. Henigson             Vice President, Treasurer           Vice President and a Director of Arnold Bernhard
                              and Director                        & Co., Inc. and the Distributor

Howard A. Brecher             Vice President, Secretary and       Secretary  and  Treasurer of  Arnold  Bernhard &
                              Director                            Co., Inc.

Harold Bernard, Jr.           Director                            Administrative Law Judge

William S. Kanaga             Director                            Retired Chairman of the Advisory Board of  Ernst
                                                                  & Young

W. Scott Thomas               Director                            Partner,  Brobeck,  Phleger  &  Harrison, attor-
                                                                  neys.

ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a)Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Intermediate Bond Fund, Inc.; Value Line Small Cap Growth Fund, Inc.; Value Line Asset Allocation Fund; Value Line U.S. Multinational Company Fund, Inc.

    (b)

                                    (2)
                               POSITION AND              (3)
           (1)                    OFFICES           POSITION AND
    NAME AND PRINCIPAL        WITH VALUE LINE       OFFICES WITH
     BUSINESS ADDRESS        SECURITIES, INC.        REGISTRANT
--------------------------  -------------------  -------------------
Jean Bernhard Buttner       Chairman of the      Chairman of the
                            Board                Board

David T. Henigson           Vice President,      Vice President,
                            Secretary,           Secretary and
                            Treasurer and        Treasurer
                            Director

Stephen LaRosa              Asst. Vice           Asst. Treasurer
                            President

    The business address of each of the officers and directors is 220 East 42nd Street, New York, NY 10017-5891.

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    Value Line, Inc., 220 East 42nd Street, New York, NY 10017 for records pursuant to Rule 31a-1(b)(4),(5),(6),(7),(10),(11), Rule 31a-(i). State Street
Bank and Trust Company, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141 for records pursuant to Rule 31a-1(b)(2)(iv). State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 for all other records.

ITEM 31.  MANAGEMENT SERVICES.

    None.

ITEM 32.  UNDERTAKINGS.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 -------------

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information, constituting parts of this Post-Effective Amendment No. 86 to the registration statement on Form N-1A (the "Registration Statement"), of our report dated February 18, 1997, relating to the financial statements and financial highlights appearing in the December 31, 1996 Annual Report to Shareholders of The Value Line Special Situations Fund, Inc., which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectus and under the headings "Additional Information" and "Financial Statements" in the Statement of Additional Information.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York

April 22, 1997

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of April, 1997.


                                      THE VALUE LINE SPECIAL SITUATIONS FUND,
                                      INC.

                                       By:           DAVID T. HENIGSON
                                          ......................................

                                            DAVID T. HENIGSON, VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


                      SIGNATURES                                      TITLE                         DATE
------------------------------------------------------  ----------------------------------  ---------------------

                   *JEAN B. BUTTNER                     Principal Executive Officer,           April 22, 1997
                  (JEAN B. BUTTNER)                       Chairman, Director and President

                  *JOHN W. CHANDLER                     Director                               April 22, 1997
                  (JOHN W. CHANDLER)

                    *LEO R. FUTIA                       Director                               April 22, 1997
                    (LEO R. FUTIA)

                   *CHARLES E. REED                     Director                               April 22, 1997
                  (CHARLES E. REED)

                 *PAUL CRAIG ROBERTS                    Director                               April 22, 1997
                 (PAUL CRAIG ROBERTS)

                  *NANCY-BETH SHEERR                    Director                               April 22, 1997
                 (NANCY-BETH SHEERR)

                         DAVID T. HENIGSON              Treasurer; Principal Financial and     April 22, 1997
 .....................................................    Accounting Officer
                 (DAVID T. HENIGSON)


* By         DAVID T. HENIGSON
    ..................................

           (DAVID T. HENIGSON,
            ATTORNEY-IN-FACT)

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